CONDENSED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Current Assets:
Cash	$ 533,490	$ 532,206	$ 10,596
Security deposit	2,500	1,500
Prepaid Expense	96,586	1,200	862
Advance payment on related party lease, current	124,992
Total Current Assets	757,568	534,906	11,458
Advance payment on related party lease, net of current portion	72,925
Total Assets	830,493	534,906	11,458
Current Liabilities
Accounts payable and accrued liabilities	28,322	79,763	8,148
Accounts Payable - Related Party	2,428	10,920	1,000
Notes Payable	0	196,800	81,800
Accrued Interest	13,233	19,130	5,772
Total Current Liabilities	43,983	306,613	96,720
Notes Payable, Convertible, long term	875,000	450,000
Less discount	(142,909)	(172,476)
Notes Payable, Convertible, long term, net of discount	732,091	277,524
Total liabilities	776,074	584,137	96,720
Stockholders' Equity (Deficit)
Common stock	53,839	51,650	51,450
Unvested, issued common stock	(180,000)
Additional paid-in-capital	2,797,372	1,330,634	(26,450)
Deficit accumulated during the development stage	(2,616,792)	(1,431,515)	(110,262)
Total stockholders' equity (deficit)	54,419	(49,231)	(85,262)
Total liabilities and stockholders' equity (deficit)	$ 830,493	$ 534,906	$ 11,458